Offsets	Oct. 06, 2026 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Midland States Bancorp, Inc.
Form or Filing Type	S-3
File Number	333-264370
Initial Filing Date	Apr. 19, 2022
Fee Offset Claimed	$ 12,514.50
Security Type Associated with Fee Offset Claimed	Unallocated (Universal) Shelf
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 135,000,000.00
Termination / Withdrawal Statement	On April 19, 2022, the registrant initially filed a Registration Statement on Form S-3 (File No. 333-264370) (the "Prior Registration Statement"), which registered the offering of securities with a maximum aggregate offering price of $250,000,000. The registrant subsequently sold securities with an aggregate offering price of $115,000,000 pursuant to the Prior Registration Statement, and has terminated any offering that included the remaining unsold securities under the Prior Registration Statement, which had a maximum aggregate offering price of $135,000,000 (the "Unsold Securities"). The filing fee due in connection with the Prior Registration Statement was $23,175 (the "Previously Paid Filing Fee"), $17,003.14 of which was paid with a contemporaneous fee payment. In accordance with Rule 457(p) under the Securities Act of 1933, as amended (the "Securities Act"), the registrant is claiming a fee offset of $12,514.50, which is the aggregate total dollar amount of the Previously Paid Filing Fee associated with the Unsold Securities, against the total filing fee due in connection with this registration statement.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Midland States Bancorp, Inc.
Form or Filing Type	S-3
File Number	333-264370
Filing Date	Apr. 19, 2022
Fee Paid with Fee Offset Source	$ 17,003.14